UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Preferred securities 77.8% (50.7% of Total investments)		$550,619,612
(Cost $543,637,231)
Communication services 3.1%		21,972,125
Diversified telecommunication services 0.5%
Qwest Corp., 6.125%	107,500	2,320,925
Verizon Communications, Inc., 5.900%	60,000	1,563,000
Wireless telecommunication services 2.6%
Telephone & Data Systems, Inc., 5.875%	100,000	2,173,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,207,650
Telephone & Data Systems, Inc., 6.875%	170,000	4,114,000
United States Cellular Corp., 6.950%	185,000	4,593,550
Consumer staples 2.7%		19,397,625
Food and staples retailing 2.7%
Ocean Spray Cranberries, Inc., 6.250% (A)	224,250	19,397,625
Energy 0.8%		5,292,000
Oil, gas and consumable fuels 0.8%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,292,000
Financials 31.9%		225,905,490
Banks 16.1%
BB&T Corp. (Callable 2-1-19), 5.200%	205,000	4,952,800
BB&T Corp. (Callable 3-5-19), 5.200%	110,000	2,648,800
BB&T Corp., 5.625%	776,000	19,400,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	240,650	6,377,225
JPMorgan Chase & Co., 5.450%	490,000	12,274,500
JPMorgan Chase & Co., 6.100%	650,000	16,802,500
JPMorgan Chase & Co., 6.300%	245,000	6,296,500
JPMorgan Chase & Co., 6.700%	35,000	882,350
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	188,000	4,715,040
The PNC Financial Services Group, Inc., 5.375%	180,000	4,482,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	311,600	8,210,660
U.S. Bancorp, 5.150%	500,000	12,250,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	351,000	9,540,180
Wells Fargo & Company, 6.000% (B)(C)	205,000	5,291,050
Capital markets 12.0%
Deutsche Bank Contingent Capital Trust II, 6.550%	241,725	6,062,463
Morgan Stanley, 6.625%	842,557	21,451,501
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	6,549,686
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	430,025	11,954,695
State Street Corp., 5.250%	1,005,000	24,522,000
State Street Corp., 6.000%	80,000	2,074,400
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	656,500
The Bank of New York Mellon Corp., 5.200%	442,000	10,678,720
The Goldman Sachs Group, Inc., 6.200%	46,874	1,220,599
Consumer finance 1.5%
Capital One Financial Corp., 6.000% (B)(C)	136,000	3,438,080
Capital One Financial Corp., 6.200%	80,000	2,072,800
Capital One Financial Corp., 6.250%	87,047	2,214,476
Capital One Financial Corp., 6.700%	112,650	2,906,370
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 2.3%
Aegon NV, 6.500%	75,000	$1,925,250
Assurant, Inc., 6.500% (C)	23,000	2,398,210
Prudential Financial, Inc., 5.750%	50,000	1,270,000
Prudential PLC, 6.750% (B)(C)	150,000	3,925,500
W.R. Berkley Corp., 5.625% (B)(C)	240,351	6,460,635
Industrials 0.5%		3,433,050
Machinery 0.5%
Stanley Black & Decker, Inc., 5.750% (B)(C)	135,000	3,433,050
Real estate 4.9%		34,653,344
Equity real estate investment trusts 4.9%
American Homes 4 Rent, Series D, 6.500%	100,000	2,397,000
American Homes 4 Rent, Series G, 5.875% (B)(C)	65,000	1,424,150
Crown Castle International Corp., 6.875% (C)	17,000	18,604,990
Digital Realty Trust, Inc., 6.625% (B)(C)	18,275	473,323
Senior Housing Properties Trust, 5.625%	554,690	11,753,881
Utilities 33.9%		239,965,978
Electric utilities 17.3%
Duke Energy Corp., 5.125%	192,458	4,769,109
HECO Capital Trust III, 6.500%	181,000	4,720,480
Interstate Power & Light Company, 5.100%	1,309,350	33,427,706
NextEra Energy Capital Holdings, Inc., 5.125%	185,000	4,508,450
NextEra Energy, Inc., 6.123% (C)	126,000	7,473,060
NSTAR Electric Company, 4.250%	13,347	1,301,333
NSTAR Electric Company, 4.780%	100,000	9,800,000
PPL Capital Funding, Inc., 5.900%	1,150,320	28,965,058
SCE Trust II, 5.100%	1,160,500	22,188,760
The Southern Company, 6.250%	155,000	4,059,450
Union Electric Company, 3.700%	12,262	1,139,753
Gas utilities 1.1%
South Jersey Industries, Inc., 7.250% (C)	159,200	7,819,904
Multi-utilities 15.5%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	571,150	15,272,551
CenterPoint Energy, Inc., 7.000% (C)	400,000	21,580,000
Dominion Energy, Inc., 6.750% (C)	593,000	28,493,650
DTE Energy Company, 5.250%	235,000	5,886,750
DTE Energy Company, 6.500%	50,000	2,723,500
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	8,871,509
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	6,845,000
Sempra Energy, 6.000% (C)	53,500	5,367,655

Sempra Energy, 6.750% (C)	145,000	14,752,300
Common stocks 59.8% (39.0% of Total investments)		$423,313,310
(Cost $312,260,893)
Communication services 3.7%		26,342,600
Diversified telecommunication services 3.7%
AT&T, Inc. (C)	510,000	15,330,600
Verizon Communications, Inc. (B)(C)	200,000	11,012,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Energy 16.0%		$113,284,606
Oil, gas and consumable fuels 16.0%
BP PLC, ADR	685,950	28,206,262
Enbridge, Inc. (C)	281,200	10,297,544
Kinder Morgan, Inc. (C)	1,093,962	19,800,712
ONEOK, Inc.	430,000	27,610,300
Royal Dutch Shell PLC, ADR, Class A (C)	275,421	17,001,738
The Williams Companies, Inc. (C)	385,000	10,368,050
Financials 1.4%		10,012,800
Capital markets 1.4%
Ares Management Corp., Class A (B)(C)	480,000	10,012,800
Utilities 38.7%		273,673,304
Electric utilities 23.8%
Alliant Energy Corp.	354,000	15,742,380
American Electric Power Company, Inc. (B)(C)	200,000	15,824,000
Avangrid, Inc. (B)(C)	381,500	19,025,405
Duke Energy Corp.	285,000	25,017,300
Entergy Corp. (B)(C)	60,000	5,351,400
Eversource Energy (B)(C)	343,264	23,825,954
FirstEnergy Corp. (C)	250,000	9,800,000
OGE Energy Corp. (B)(C)	400,000	16,380,000
Pinnacle West Capital Corp. (C)	50,000	4,406,000
PPL Corp. (C)	505,000	15,816,600
The Southern Company (C)	100,000	4,860,000
Xcel Energy, Inc. (C)	240,000	12,566,400
Multi-utilities 14.9%
Black Hills Corp. (B)(C)	200,000	13,578,000
CenterPoint Energy, Inc. (B)(C)	785,000	24,272,200
Dominion Energy, Inc. (B)(C)	240,000	16,857,600
DTE Energy Company (B)(C)	220,000	25,905,000
National Grid PLC, ADR	228,333	12,441,865
NiSource, Inc. (B)(C)	440,000	12,003,200

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 15.6% (10.2% of Total investments)				$110,741,061
(Cost $114,814,058)
Consumer discretionary 0.8%				5,350,710
Automobiles 0.8%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28	6,046,000	5,350,710
Energy 0.5%				3,799,113
Oil, gas and consumable fuels 0.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (C)	6.250	03-01-78	4,000,000	3,799,113
Financials 12.5%				88,792,913
Banks 10.6%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(D)	5.875	03-15-28	4,500,000	4,396,725
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(C)(D)	7.000	08-16-28	15,590,000	15,492,563
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)(D)	7.375	08-19-25	14,400,000	14,958,000
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (C)(D)	6.000	07-06-23	14,000,000	$13,317,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(C)(D)	6.375	04-06-24	2,500,000	2,457,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(D)	6.500	03-23-28	10,000,000	9,750,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(C)(D)	5.700	04-15-23	3,000,000	2,827,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24	9,750,000	9,920,625
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(D)	5.900	06-15-24	2,000,000	2,020,000
Capital markets 0.6%
E*TRADE Financial Corp. (5.300% to 3-15-23, then 3 month LIBOR + 3.160%) (C)(D)	5.300	03-15-23	5,000,000	4,540,000
Consumer finance 1.3%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (C)(D)	5.500	10-30-27	10,000,000	9,112,500
Industrials 0.4%				2,640,000
Industrial conglomerates 0.4%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)(C)(D)	5.000	01-21-21	3,000,000	2,640,000
Utilities 1.4%				10,158,325
Multi-utilities 1.4%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(C)(D)	6.125	09-01-23	7,750,000	7,750,000
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(C)(D)	5.650	06-15-23	2,500,000	2,408,325

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2% (0.1% of Total investments)				$1,083,000
(Cost $1,083,000)
U.S. Government Agency 0.2%				976,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	976,000	976,000

	Par value^	Value
Repurchase agreement 0.0%		107,000

Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $107,004 on 2-1-19, collateralized by $110,000 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $111,134, including interest)	107,000	107,000
Total investments (Cost $971,795,182) 153.4%		$1,085,756,983
Other assets and liabilities, net (53.4%)		(377,962,677)
Total net assets 100.0%		$707,794,306

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 1-31-19, and is a component of the fund's leverage under the Liquidity Agreement.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-19 was $497,532,980. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $193,369,095.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-19:
United States	86.3%
United Kingdom	5.9%
Canada	3.2%
France	2.8%
Netherlands	1.8%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Mar 2019	$(102,331,469)	$(105,323,125)	$(2,991,656)
						$(2,991,656)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$1,466,739	$1,466,739
								—	$1,466,739	$1,466,739

(a)	At 1-31-19, the 3 month LIBOR was 2.738%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$21,972,125	$21,972,125	—	—
Consumer staples	19,397,625	—	$19,397,625	—
Energy	5,292,000	5,292,000	—	—
Financials	225,905,490	225,905,490	—	—
Industrials	3,433,050	3,433,050	—	—
Real estate	34,653,344	16,048,354	18,604,990	—
Utilities	239,965,978	215,434,236	24,531,742	—
Common stocks	423,313,310	423,313,310	—	—
Corporate bonds	110,741,061	—	110,741,061	—
Short-term investments	1,083,000	—	1,083,000	—
Total investments in securities	$1,085,756,983	$911,398,565	$174,358,418	—
Derivatives:
Assets
Swap contracts	$1,466,739	—	$1,466,739	—
Liabilities
Futures	(2,991,656)	$(2,991,656)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       8

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2019, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
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Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P2Q1	01/19
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019